Selected Quarterly Financial Data (unaudited) (Details) - USD ($)	1 Months Ended	3 Months Ended											10 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Selected Quarterly Financial Data (unaudited)
General and administrative expenses	$ 0	$ 232,904	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 232,904	$ 0
Net income (loss)	$ 0	$ (154,280)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (154,280)	$ 0
Basic and diluted loss available to common shares	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.02)	$ 0.00